Employee benefit plans - Financial Position of Defined Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amounts recognized in the consolidated balance sheets consist of:
Accrued pension benefit cost included in employee benefit plans liability	$ (131,279)	$ (110,347)
Pension plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	179,018	168,791	$ 148,966
Change in projected benefit obligation
Projected benefit obligation at beginning of year	168,791	148,966	179,613
Service cost	43	0	0
Interest cost	3,957	5,034	4,971
Benefits paid	(7,412)	(7,546)	(17,274)
Prior service cost	48	0	212
Plan amendment	0	0	0
Settlement and curtailment of liability	(7,505)	(2,549)	(1,825)
Actuarial (gain) loss	18,326	21,950	(12,423)
Foreign exchange translation adjustment	2,770	2,936	(4,308)
Projected benefit obligation at end of year	179,018	168,791	148,966
Change in plan assets
Fair value of plan assets at beginning of year	175,400	154,151	185,495
Actual return on plan assets	14,945	25,225	(11,618)
Employer contribution	2,917	2,605	3,653
Plan settlement	(5,903)	(2,043)	(1,608)
Benefits paid	(7,412)	(7,546)	(17,274)
Foreign exchange translation adjustment	2,569	3,008	(4,497)
Fair value of plan assets at end of year	182,516	175,400	154,151
Amounts recognized in the consolidated balance sheets consist of:
Prepaid benefit cost included in other assets	6,610	6,609	5,185
Accrued pension benefit cost included in employee benefit plans liability	(3,112)	0	0
Surplus (deficit) of plan assets over projected benefit obligation at measurement date	3,498	6,609	5,185
Post- retirement medical benefit plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	128,167	110,347	117,203
Change in projected benefit obligation
Projected benefit obligation at beginning of year	110,347	117,203	127,687
Service cost	66	58	63
Interest cost	3,270	4,741	4,305
Benefits paid	(4,069)	(4,010)	(3,263)
Prior service cost	0	0	0
Plan amendment	0	2,369	0
Settlement and curtailment of liability	0	0	0
Actuarial (gain) loss	18,553	(10,014)	(11,589)
Foreign exchange translation adjustment	0	0	0
Projected benefit obligation at end of year	128,167	110,347	117,203
Change in plan assets
Fair value of plan assets at beginning of year	0	0	0
Actual return on plan assets	0	0	0
Employer contribution	4,069	4,010	3,263
Plan settlement		0	0
Benefits paid	(4,069)	(4,010)	(3,263)
Foreign exchange translation adjustment	0	0	0
Fair value of plan assets at end of year	0	0	0
Amounts recognized in the consolidated balance sheets consist of:
Prepaid benefit cost included in other assets	0	0	0
Accrued pension benefit cost included in employee benefit plans liability	(128,167)	(110,347)	(117,203)
Surplus (deficit) of plan assets over projected benefit obligation at measurement date	$ (128,167)	$ (110,347)	$ (117,203)